Schedule of equity method investments (Details)	Aug. 06, 2024	Apr. 22, 2022
Aberfeldy Holdings Limited [Member]
ScheduleOfEquityMethodInvestmentsLineItem [Line Items]
Place of incorporation	Republic of Seychelles
Place of incorporation	Parent
Principal Activities	Holding Company
26 Rafael Sdn Bhd [Member]
ScheduleOfEquityMethodInvestmentsLineItem [Line Items]
Place of incorporation		Malaysia
Principal Activities		Data-to-AI, End-to-End Solutions
Percentage of direct or indirect ownership		100.00%
Yuanyu Enterprise Management Co Limited [Member]
ScheduleOfEquityMethodInvestmentsLineItem [Line Items]
Place of incorporation	Republic of Seychelles